Summary of the Unvested Restricted Stock (Detail) - Unvested Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Number of Shares, Unvested, beginning balance	20,688	229,208
Number of Shares, Vested	(14,203)	(208,520)
Number of Shares, Unvested at December 31, 2015	6,478	20,688
Weighted Average Grant Date Fair Value
Weighted Average Exercise Price, Unvested, beginning balance	$ 0.57	$ 0.51
Weighted Average Exercise Price, Vested	0.55	0.40
Weighted Average Exercise Price, Unvested, ending balance	$ 0.57	$ 0.57
Scenario, Previously Reported
Number of Shares
Number of Shares, Unvested at December 31, 2015	6,485